Borrowings and lease liabilities - Reconciliation of lease liabilities (Details) - USD ($) $ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of borrowing costs [Abstract]
Opening balance		$ 186	$ 185	$ 185
Lease liabilities recognised		37	75	90
Repayment of lease liabilities		(44)	(40)	(82)
Finance costs paid on lease liabilities		(5)	(5)	(10)
Interest charged to the income statement		5	5	11
Change in estimate		1	3	7
Translation		0	(3)	(1)
Closing balance		178	214	186
Lease liabilities
Non-current	[1]	106	138	115
Current	[1]	$ 72	$ 76	$ 71

[1]	Comparative periods have been retrospectively restated, where indicated, due to the prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine. Other errors have also been retrospectively restated. Refer to note 1.1.